INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6:-INTANGIBLE ASSETS, NET

Intangible assets:

The following table sets forth the components of intangible assets:

	December 31,
	2020	2021
Original amounts:
Technology	$3,767	$4,325
Software development costs	2,879	2,879

	6,646	7,204

Accumulated amortization:
Software development costs	529	930

Net amounts:
Technology	3,767	4,325
Software development costs	2,350	1,949

Intangible assets, net	$6,117	$6,274

Technology includes mainly perpetual software licenses to be used in the Company’s research and development activities. During 2021, the Company purchased $558 technology, out of which $350 was not resulted in cash flow outflows as of December 31, 2021. Some of the software license agreements provide a commitment of the Company for royalties payments upon future sales of the related developed products. Software development costs are amortized over 7 years. Amortization expenses for the years ended December 31, 2019, 2020 and 2021 amounted to $136, $393 and $401 respectively.